GOODWILL AND INTANGIBLE ASSETS - Rollforward (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 9,593.8
Acquisitions via business combinations	153.3
Divestitures	(242.7)	$ (192.8)
Amortization	461.2		$ 427.0
Intangible assets and goodwill at end of period	10,831.1		9,593.8
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	6,500.4
Intangible assets and goodwill at end of period	7,501.1		6,500.4
Indefinite life C of A
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	641.4
Intangible assets and goodwill at end of period	811.9		641.4
Customer lists and municipal contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,106.6
Intangible assets and goodwill at end of period	2,118.3		2,106.6
Trade name, definite life C of A and other licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	68.9
Intangible assets and goodwill at end of period	60.5		68.9
Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	276.5
Intangible assets and goodwill at end of period	339.3		276.5
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	10,465.7		8,483.3
Acquisitions via business combinations	1,728.4		2,166.9
Adjustments for prior year acquisitions	59.3
Divestitures	(69.9)
Changes in foreign exchange	(19.3)		(184.5)
Intangible assets and goodwill at end of period	12,164.2		10,465.7
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	6,500.4		5,173.8
Acquisitions via business combinations	1,011.5		1,470.6
Adjustments for prior year acquisitions	59.3
Divestitures	(56.2)
Changes in foreign exchange	(13.9)		(144.0)
Intangible assets and goodwill at end of period	7,501.1		6,500.4
Cost | Indefinite life C of A
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	641.4		612.1
Acquisitions via business combinations	172.0		31.0
Adjustments for prior year acquisitions	0.0
Divestitures	(1.4)
Changes in foreign exchange	(0.1)		(1.7)
Intangible assets and goodwill at end of period	811.9		641.4
Cost | Customer lists and municipal contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,844.6		2,426.1
Acquisitions via business combinations	389.6		449.2
Adjustments for prior year acquisitions	0.0
Divestitures	(10.1)
Changes in foreign exchange	(4.4)		(30.7)
Intangible assets and goodwill at end of period	3,219.7		2,844.6
Cost | Trade name, definite life C of A and other licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	81.8		83.5
Acquisitions via business combinations	0.0		0.0
Adjustments for prior year acquisitions	0.0
Divestitures	0.0
Changes in foreign exchange	(0.3)		(1.7)
Intangible assets and goodwill at end of period	81.5		81.8
Cost | Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	397.5		187.8
Acquisitions via business combinations	155.3		216.1
Adjustments for prior year acquisitions	0.0
Divestitures	(2.2)
Changes in foreign exchange	(0.6)		(6.4)
Intangible assets and goodwill at end of period	550.0		397.5
Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(871.9)		(461.5)
Amortization	461.2		427.0
Changes in foreign exchange			(16.6)
Intangible assets and goodwill at end of period	(1,333.1)		(871.9)
Accumulated depreciation | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0.0		0.0
Amortization	0.0		0.0
Changes in foreign exchange			0.0
Intangible assets and goodwill at end of period	0.0		0.0
Accumulated depreciation | Indefinite life C of A
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0.0		0.0
Amortization	0.0		0.0
Changes in foreign exchange			0.0
Intangible assets and goodwill at end of period	0.0		0.0
Accumulated depreciation | Customer lists and municipal contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(738.0)		(408.6)
Amortization	363.4		341.6
Changes in foreign exchange			(12.2)
Intangible assets and goodwill at end of period	(1,101.4)		(738.0)
Accumulated depreciation | Trade name, definite life C of A and other licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(12.9)		(4.8)
Amortization	8.1		8.9
Changes in foreign exchange			(0.8)
Intangible assets and goodwill at end of period	(21.0)		(12.9)
Accumulated depreciation | Non-compete agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(121.0)		(48.1)
Amortization	89.7		76.5
Changes in foreign exchange			(3.6)
Intangible assets and goodwill at end of period	$ (210.7)		$ (121.0)